Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 1,829	€ 1,392
Additions / (repayments)	(502)	308
Other changes	109	128
Ending balance	1,435	1,829
Current	932	639
Non-current	€ 503	€ 1,190